Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Income tax percentage	23.00%	23.00%	23.00%
Weighted tax percentage	28.00%
Total amount of operating tax losses (in Dollars)	$ 53,000
Income tax expense (in Dollars)	$ 119	$ 157	$ 0
Top of range [member]
Taxes on Income (Details) [Line Items]
Gibraltar tax rate		12.50%
Bottom of range [member]
Taxes on Income (Details) [Line Items]
Gibraltar tax rate		10.00%